Supplement to the

Fidelity Advisor® Real Estate Fund

Class A (FHEAX), Class T (FHETX), Class B (FHEBX), Class C (FHECX), and Institutional Class (FHEIX)

A Fund of Fidelity Advisor Series VII

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 32.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan

Fidelity Advisor Real Estate Fund	none

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	David A. Rosow	Garnett A. Smith	Michael E. Wiley
Fidelity Advisor Real Estate Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$10,001 - $50,000	over $100,000
ARE-AREIB-14-01  December 16, 2014
1.777595.111